CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 2,916	$ 1,715
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	231	189
Amortization of discounts and premiums on investment securities, net	139	0
Amortization of deferred loan origination (fees) costs	10	8
Amortization of premiums on FHLB advances	(84)	(12)
Amortization of premiums on deposits	(346)	0
Amortization of core deposit intangibles	0	87
Net gain on sale of loans	(200)	(23)
Write down of real estate owned	25	0
Net loss (gain) on real estate owned	0	67
Net gain on sale of equipment	0	(3)
Deferred gain on sale of real estate acquired through foreclosure	(7)	(17)
ESOP compensation expense	146	180
Earnings on bank-owned life insurance	(90)	(90)
Provision for loan losses	662	139
Origination of loans held for sale	(4,126)	(875)
Proceeds from loans held for sale	4,611	417
Increase (decrease) in cash, due to changes in:
Accrued interest receivable	13	41
Prepaid expenses and other assets	449	50
Accrued interest payable	(46)	(27)
Accounts payable and other liabilities	102	(148)
Federal income taxes
Current	110	(8)
Deferred	213	(247)
Net cash provided by operating activities	4,728	1,443
Cash flows from investing activities:
Acquisition of CKF Bancorp, net	(3,352)	0
Purchase of available-for-sale securities	0	(12,500)
Purchase of held-to-maturity securities	(14,000)	0
Investment securities maturities, prepayments and calls:
Held to maturity	17,163	2,054
Available for sale	26	12,514
Loans originated for investment, net of principal collected	15,592	2,456
Proceeds from sale of real estate owned	504	177
Additions to premises and equipment, net	(76)	(163)
Net cash provided by investing activities	15,857	4,538
Cash flows from financing activities:
Net change in deposits	(4,702)	(5,388)
Payments by borrowers for taxes and insurance, net	45	16
Proceeds from Federal Home Loan Bank advances	22,500	29,000
Repayments on Federal Home Loan Bank advances	(32,310)	(27,184)
Reissuance of treasury stock at less than cost	6,031	0
Treasury stock repurchases	(61)	(135)
Dividends paid on common stock	(1,283)	(1,604)
Net cash used in financing activities	(9,780)	(5,295)
Net increase (decrease) in cash and cash equivalents	10,805	686
Beginning cash and cash equivalents	5,735	5,049
Ending cash and cash equivalents	16,540	5,735
Supplemental disclosure of cash flow information:
Federal income taxes	960	1,090
Interest on deposits and borrowings	2,144	2,218
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	2,203	96
Loans disbursed upon sales of real estate acquired through foreclosure	$ 2,563	$ 2,375